Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed Unaudited Balance Sheet) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 2,216	¥ 14,355	$ 1,454	¥ 9,020	¥ 11,578	¥ 5,006
Total assets	93,206	603,771		672,945
Current liabilities	42,638	276,201		272,057
Total shareholders' equity	49,353	319,698		388,913
Total liabilities and shareholders' equity	93,206	603,771		672,945
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	2	10	$ 16	106	¥ 67	¥ 65
Other current assets	43,055	278,903		263,817
Investment in subsidiaries	60	389		369
Total assets	43,117	279,303		264,292
Current liabilities	9,328	60,426		54,906
Total shareholders' equity	33,789	218,877		209,386
Total liabilities and shareholders' equity	$ 43,117	¥ 279,303		¥ 264,292